March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2035 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 62.3%
iShares Core MSCI Total International Stock ETF	29,230,799	$ 2,532,556,425
iShares FTSE NAREIT All Equity REITs Index Fund	28,238,094	271,650,465
iShares Global Infrastructure ETF(b)	3,230,790	216,462,930
Large Cap Index Master Portfolio	$3,902,859,484	3,902,859,484
Master Small Cap Index Series	$116,044,181	116,044,181
		7,039,573,485
Fixed-Income Funds — 37.7%
iShares 0-5 Year TIPS Bond ETF	1,051,518	108,758,506
iShares U.S. Intermediate Credit Bond Index Fund	86,161,694	871,094,731
iShares U.S. Intermediate Government Bond Index Fund	134,648,140	1,341,095,473
iShares U.S. Long Credit Bond Index Fund	36,894,846	328,364,126
iShares U.S. Long Government Bond Index Fund	69,122,856	528,789,848
iShares U.S. Securitized Bond Index Fund	111,738,158	1,076,038,457
		4,254,141,141

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	2,100,790	$ 2,101,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	18,689,706	18,689,706
		20,790,916
Total Investments — 100.2% (Cost: $8,112,411,952)		11,314,505,542
Liabilities in Excess of Other Assets — (0.2)%		(28,181,519)
Net Assets — 100.0%		$ 11,286,324,023

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 2,101,210 (a)	$ —	$ —	$ —	$ 2,101,210	2,100,790	$ 387 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	18,689,706 (a)	—	—	—	18,689,706	18,689,706	135,621	—
iShares 0-5 Year TIPS Bond ETF	73,875,307	36,023,342	(1,905,130)	(3,918)	768,905	108,758,506	1,051,518	—	—
iShares Core MSCI Total International Stock ETF	2,601,752,176	113,247,105	(257,197,901)	64,694,404	10,060,641	2,532,556,425	29,230,799	—	—
iShares Enhanced Roll Yield Index Fund(c)	1,171,301	5,395	(1,445,371)	303,190	(34,515)	—	—	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	298,402,636	5,112,914	(43,440,780)	(1,908,085)	13,483,780	271,650,465	28,238,094	—	—
iShares Global Infrastructure ETF	213,099,599	980,391	(17,576,604)	2,698,771	17,260,773	216,462,930	3,230,790	—	—
iShares U.S. Intermediate Credit Bond Index Fund	882,363,685	32,978,492	(32,881,111)	(263,798)	(11,102,537)	871,094,731	86,161,694	9,972,187	—
iShares U.S. Intermediate Government Bond Index Fund	1,386,760,454	52,061,558	(87,971,594)	(419,919)	(9,335,026)	1,341,095,473	134,648,140	12,116,282	—
iShares U.S. Long Credit Bond Index Fund	335,895,460	8,304,337	(8,064,613)	(827,486)	(6,943,572)	328,364,126	36,894,846	4,490,448	—
iShares U.S. Long Government Bond Index Fund	526,576,493	21,857,512	(12,819,792)	(3,406,858)	(3,417,507)	528,789,848	69,122,856	5,916,066	—
iShares U.S. Securitized Bond Index Fund	1,105,852,145	35,587,244	(59,657,097)	(2,019,678)	(3,724,157)	1,076,038,457	111,738,158	10,519,196	—

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 4,078,252,850	$ 47,234,611 (a)(d)	$ —	$ 66,375,495	$ (289,003,472)	$ 3,902,859,484	$3,902,859,484	$ 49,593,690	$ —
Master Small Cap Index Series	117,250,664	—	(729,242)(a)(d)	4,867,221	(5,344,462)	116,044,181	$116,044,181	1,603,964	—
				$ 130,089,339	$ (287,331,149)	$ 11,314,505,542		$ 94,347,841	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,020,669,820	$ —	$ —	$ 3,020,669,820
Fixed-Income Funds	4,254,141,141	—	—	4,254,141,141
Money Market Funds	20,790,916	—	—	20,790,916
	$7,295,601,877	$—	$—	7,295,601,877
Investments Valued at NAV(a)				4,018,903,665
				$ 11,314,505,542

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments